Personnel expenses - Employees by health percentage (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Personnel expense
Percentage of employees absence due to sickness	2.50%	3.10%	3.30%
Percentage of employees that use fitness allowance	89.00%	91.00%	92.00%